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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/16

Item 1. Schedule of Investments.

Invesco High Income Trust II
Quarterly Schedule of Portfolio Holdings
May 31, 2016

invesco.com/us	VK-CE-HINC2-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2016

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–128.62% (b)

Advertising–0.41%

Lamar Media Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/01/2026(c)	$494,000	$522,405

Aerospace & Defense–3.75%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/2018(c)	365,000	375,950
7.75%, 03/15/2020(c)	682,000	680,295
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(c)	853,000	838,072
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(c)	825,000	842,531
Orbital ATK Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2023	457,000	480,993
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/2025	1,198,000	1,221,960
Sr. Unsec. Sub. Gtd. Notes, 6.38%, 06/15/2026(c)	290,000	292,175
		4,731,976

Agricultural & Farm Machinery–0.60%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	892,000	755,970

Airlines–1.01%

Air Canada (Canada), Sec. Gtd. Second Lien Notes, 8.75%, 04/01/2020(c)	350,000	380,188
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(c)	840,000	888,300
		1,268,488

Alternative Carriers–1.74%

EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/2020	633,000	667,815
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	495,000	507,375
Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2026(c)	516,000	518,580
5.38%, 01/15/2024(c)	488,000	497,150
		2,190,920

Aluminum–0.26%

Kaiser Aluminum Corp., Sr. Unsec. Gtd. Notes, 5.88%, 05/15/2024(c)	320,000	329,920

	Principal Amount	Value

Apparel Retail–1.57%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(c)	$1,189,000	$1,203,862
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	903,000	768,679
		1,972,541

Apparel, Accessories & Luxury Goods–0.24%

Hanesbrands Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/15/2024(c)	147,000	147,092
4.88%, 05/15/2026(c)	152,000	152,475
		299,567

Asset Management & Custody Banks–1.18%

Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(c)	1,196,000	1,252,810
RegionalCare Hospital Partners Holdings Inc., Sr. Sec. Gtd. First Lien Notes, 8.25%, 05/01/2023(c)	225,000	233,438
		1,486,248

Auto Parts & Equipment–1.09%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/2019(c)	884,000	859,690
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/2021	279,000	288,067
5.50%, 12/15/2024	229,000	221,558
		1,369,315

Broadcasting–3.46%

iHeartCommunications, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	520,000	525,200
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	297,000	286,605
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	639,000	670,950
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(c)	615,000	633,450
Sr. Unsec. Notes, 5.88%, 03/15/2026(c)	325,000	337,188
Sirius XM Radio Inc., Sr. Unsec. Notes, 5.38%, 07/15/2026(c)	585,000	585,000
TEGNA, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/2024(c)	425,000	443,062

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Broadcasting–(continued)

Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	$860,000	$875,050
		4,356,505

Building Products–5.61%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	496,000	529,480
BMC Stock Holdings, Inc., Sr. Sec. First Lien Notes, 9.00%, 09/15/2018(c)	891,000	935,550
Builders FirstSource, Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/2021(c)	1,019,000	1,072,497
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(c)	507,000	553,898
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	1,137,000	1,162,582
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/2021 (Acquired 03/02/2015-03/03/2015; Cost $196,800)(c)	205,000	152,725
HD Supply, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2024(c)	191,000	198,879
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/2023(c)	180,000	193,950
Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/2020(c)	537,000	562,507
Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/2023(c)	503,000	516,204
Standard Industries Inc., Sr. Unsec. Notes, 5.38%, 11/15/2024(c)	683,000	703,490
6.00%, 10/15/2025(c)	464,000	495,320
		7,077,082

Cable & Satellite–10.81%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	461,000	464,457
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.13%, 05/01/2023(c)	980,000	995,925
5.75%, 02/15/2026(c)	2,390,000	2,461,700
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	540,000	557,550
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,770,000	1,646,100
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	619,000	673,162
Mediacom Broadband LLC/Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/15/2021	725,000	752,187

	Principal Amount	Value

Cable & Satellite–(continued)

Neptune Finco Corp., Sr. Unsec. Notes, 6.63%, 10/15/2025(c)	$215,000	$231,663
10.13%, 01/15/2023(c)	295,000	331,138
Numericable-SFR S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(c)	1,530,000	1,530,000
Sr. Sec. Gtd. Notes, 7.38%, 05/01/2026(c)	503,000	508,659
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(c)	1,215,000	1,233,832
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(c)	319,000	322,988
REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(c)	830,000	847,119
VTR Finance B.V. (Netherlands), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(c)	620,000	620,775
Ziggo Bond Finance B.V. (Netherlands), REGS, Sr. Unsec. Euro Notes, 5.88%, 01/15/2025(c)	450,000	447,187
		13,624,442

Casinos & Gaming–3.28%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	890,000	934,500
Sr. Unsec. Gtd. Notes, 6.38%, 04/01/2026(c)	230,000	237,475
MGM Growth Properties Operating Partnership LP/ MGP Escrow Co-Issuer Inc., Sr. Unsec. Gtd. Notes, 5.63%, 05/01/2024(c)	249,000	262,695
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	525,000	567,656
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	165,000	172,838
7.75%, 03/15/2022	327,000	370,327
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Global Notes, 9.75%, 09/01/2021	494,000	519,935
Pinnacle Entertainment, Inc., Sr. Unsec. Bonds, 5.63%, 05/01/2024(c)	577,000	569,788
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/2022	88,000	89,540
Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(c)	425,000	412,781
		4,137,535

Commercial Printing–0.90%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(c)	1,094,000	1,132,290

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Commodity Chemicals–0.46%

Koppers Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/2019	$560,000	$575,400

Communications Equipment–0.33%

CommScope Technologies Finance LLC, Sr. Unsec. Notes, 6.00%, 06/15/2025(c)	405,000	415,125

Construction & Engineering–0.68%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.75%, 10/15/2022	820,000	854,876

Construction Machinery & Heavy Trucks–4.49%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(c)	677,000	695,617
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	1,457,000	1,440,609
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	305,000	265,350
6.75%, 06/15/2021	528,000	497,640
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	1,390,000	993,850
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2022	1,345,000	1,398,800
5.38%, 03/01/2025	354,000	365,505
		5,657,371

Consumer Finance–1.50%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	954,000	959,963
5.13%, 09/30/2024	900,000	932,625
		1,892,588

Data Processing & Outsourced Services–1.62%

First Data Corp., Sec. Second Lien Notes, 5.75%, 01/15/2024(c)	272,000	273,360
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(c)	400,000	403,000
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(c)	1,342,000	1,362,130
		2,038,490

Diversified Banks–0.53%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Notes, 6.13%, 12/15/2022	625,000	666,689

Diversified Chemicals–1.02%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	988,000	896,610

	Principal Amount	Value

Diversified Chemicals–(continued)

Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/2024(c)	$401,000	$384,960
		1,281,570

Diversified Metals & Mining–1.70%

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 3.10%, 03/15/2020	803,000	739,764
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.50%, 11/01/2020(c)	53,000	54,325
7.88%, 11/01/2022(c)	440,000	448,800
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	872,000	749,920
8.00%, 06/01/2021(c)	145,000	148,625
		2,141,434

Electrical Components & Equipment–1.45%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(c)	1,087,000	1,085,641
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(c)	320,000	324,000
5.00%, 10/01/2025(c)	415,000	419,843
		1,829,484

Environmental & Facilities Services–1.49%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	1,225,000	1,270,937
GFL Environmental Inc. (Canada), Sr. Unsec. Notes, 9.88%, 02/01/2021(c)	569,000	610,253
		1,881,190

Food Distributors–0.54%

US Foods, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/30/2019	661,000	679,178

Food Retail–0.67%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(c)	821,000	850,761

Forest Products–0.00%

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/2017(c)(d)(e)	60,000	300

Gas Utilities–1.55%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/2022	407,000	430,911

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Gas Utilities–(continued)

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	$731,000	$692,622
Sr. Unsec. Gtd. Notes, 6.75%, 06/15/2023(c)	342,000	317,205
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 06/01/2024	513,000	509,153
		1,949,891

General Merchandise Stores–0.46%

Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/2023(c)	552,000	585,810

Health Care Facilities–6.77%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/2024(c)	265,000	277,588
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	883,260	762,916
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	610,000	658,800
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	742,000	806,461
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	913,000	945,526
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	283,000	322,266
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	540,000	550,800
5.88%, 02/15/2026	360,000	374,400
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	364,000	369,460
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(c)	430,000	433,762
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(c)	1,060,000	1,094,450
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/2020	785,000	776,169
6.75%, 06/15/2023	352,000	333,520
8.00%, 08/01/2020	382,000	391,550
8.13%, 04/01/2022	425,000	429,781
		8,527,449

Health Care Services–2.19%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	870,000	866,737
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(c)	848,000	867,080
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/2022(c)	215,000	234,995

	Principal Amount	Value

Health Care Services–(continued)

Sr. Unsec. Notes, 7.13%, 06/01/2024(c)	$767,000	$791,928
		2,760,740

Home Improvement Retail–0.66%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/2022(c)	933,000	837,368

Homebuilding–4.60%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(c)	1,732,000	1,534,985
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/2019	240,000	240,000
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	1,188,000	1,032,075
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	640,000	664,800
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/2020(c)	281,000	250,090
Sr. Unsec. Gtd. Notes, 8.00%, 11/01/2019(c)	1,066,000	746,200
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	433,000	443,825
7.15%, 04/15/2020	300,000	327,375
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(c)	548,000	552,795
		5,792,145

Hotels, Resorts & Cruise Lines–0.14%

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/2022	172,000	182,320

Household Products–2.55%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	287,000	297,404
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	1,086,000	1,137,585
9.88%, 08/15/2019	500,000	520,625
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	463,000	485,571
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	764,000	777,370
		3,218,555

Independent Power Producers & Energy Traders–1.52%

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/2021	594,000	681,615

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Independent Power Producers & Energy Traders–(continued)

Sr. Unsec. Notes, 6.00%, 05/15/2026	$51,000	$51,956
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/2024(c)	88,000	92,620
Sr. Unsec. Global Notes, 5.38%, 01/15/2023	582,000	573,270
5.50%, 02/01/2024	432,000	420,120
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/2019	100,267	100,518
		1,920,099

Industrial Conglomerates–0.57%

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/2019 (Acquired 02/01/2013-07/28/2014; Cost $903,538)(c)	885,000	712,425

Industrial Machinery–0.59%

Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/2021(c)	620,000	465,000
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/2020(c)	286,000	281,353
		746,353

Integrated Oil & Gas–0.39%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(c)	670,000	489,100

Integrated Telecommunication Services–3.50%

CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	535,000	533,611
Cequel Communications Holdings I, LLC/ Capital Corp., Sr. Sec. First Lien Notes, 7.75%, 07/15/2025(c)	200,000	208,250
Frontier Communications Corp., Sr. Unsec. Notes, 8.88%, 09/15/2020(c)	130,000	138,938
10.50%, 09/15/2022(c)	320,000	334,400
11.00%, 09/15/2025(c)	809,000	827,202
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	505,000	515,100
GTH Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.25%, 04/26/2023(c)	429,000	436,079
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(c)	1,409,000	1,416,045
		4,409,625

	Principal Amount	Value

Internet Software & Services–1.94%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	$1,049,000	$1,117,185
Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/2023	240,000	248,700
5.75%, 01/01/2025	250,000	261,875
5.88%, 01/15/2026	536,000	560,120
Match Group, Inc., Sr. Unsec. Notes, 6.38%, 06/01/2024(c)	255,000	261,375
		2,449,255

Leisure Facilities–0.47%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	565,000	590,425

Leisure Products–0.73%

Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/2023(c)	881,000	925,050

Marine–0.90%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 10/29/2013-07/16/2015; Cost $1,372,233)(c)	1,359,000	1,127,970

Metal & Glass Containers–1.91%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland), Sr. Unsec. Gtd. Notes, 7.25%, 05/15/2024(c)	335,000	342,537
Ball Corp., Sr. Unsec. Gtd. Global Bonds, 5.00%, 03/15/2022	290,000	304,138
Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 6.00%, 10/15/2022(c)	333,000	344,239
Sr. Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	765,000	788,906
Coveris Holdings Corp., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/2018(c)	321,000	326,617
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/2019(c)	303,000	297,698
		2,404,135

Oil & Gas Equipment & Services–0.25%

Weatherford International Ltd., Sr. Unsec. Gtd. Global Notes, 5.13%, 09/15/2020	390,000	317,850

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Oil & Gas Exploration & Production–9.45%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/2021	$233,000	$228,340
6.00%, 12/01/2020	1,286,000	1,286,000
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/2020(e)	866,000	411,350
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/2024	276,000	281,368
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	368,000	370,760
5.50%, 04/01/2023	1,114,000	1,119,570
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/2021	781,000	810,287
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	476,000	342,720
Diamondback Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 10/01/2021	1,079,000	1,149,135
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	816,000	818,040
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/2022(c)	177,000	162,840
6.88%, 01/15/2023	478,000	434,980
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/2022(c)	604,000	640,240
Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/2023	1,053,000	984,555
Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/2022	225,000	211,500
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	1,137,000	1,181,059
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	172,000	158,240
6.50%, 01/01/2023	300,000	276,000
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	470,000	390,100
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	728,000	660,660
		11,917,744

Oil & Gas Refining & Marketing–0.88%

MPLX LP, Sr. Unsec. Gtd. Notes, 4.88%, 06/01/2025(c)	665,000	631,750
5.50%, 02/15/2023(c)	487,000	482,130
		1,113,880

	Principal Amount	Value

Oil & Gas Storage & Transportation–3.53%

Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	$509,000	$474,642
Sabine Pass Liquefaction LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/2023	250,000	251,875
5.63%, 03/01/2025	736,000	737,840
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2021	753,000	766,177
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/2020	370,000	297,850
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/2020	971,000	1,000,130
6.13%, 10/15/2021	165,000	169,950
6.38%, 05/01/2024	330,000	341,550
Williams Partners L.P., Sr. Unsec. Notes, 4.00%, 11/15/2021	444,000	410,423
		4,450,437

Other Diversified Financial Services–0.44%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. Notes, 7.38%, 04/15/2021(c)	521,000	560,532

Packaged Foods & Meats–2.89%

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/2020(c)	1,161,000	1,203,144
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(c)	355,000	366,981
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(c)	205,000	210,638
Pinnacle Foods Finance LLC / Corp., Sr. Unsec. Gtd. Notes, 5.88%, 01/15/2024(c)	254,000	268,605
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	722,000	759,905
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(c)	790,000	835,425
		3,644,698

Paper Packaging–0.39%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	477,000	496,080

Paper Products–0.88%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	479,000	474,210
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	631,000	640,465
		1,114,675

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Personal Products–0.19%

NBTY, Inc., Sr. Unsec. Notes, 7.63%, 05/15/2021(c)	$230,000	$235,750

Pharmaceuticals–3.04%

Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/2023(c)	946,000	886,875
9.50%, 10/21/2022(c)	240,000	240,600
Endo Ltd./Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(c)	275,000	243,719
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, Sr. Unsec. Gtd. Notes, 5.63%, 10/15/2023(c)	215,000	203,175
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(c)	272,000	275,400
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(c)	469,000	392,787
5.63%, 12/01/2021(c)	1,136,000	971,280
5.88%, 05/15/2023(c)	227,000	192,383
6.75%, 08/15/2018(c)	385,000	378,262
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(c)	50,000	41,938
		3,826,419

Restaurants–0.71%

Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	825,000	896,156

Semiconductors–0.97%

Micron Technology, Inc., Sr. Unsec. Notes, 5.25%, 08/01/2023(c)	540,000	461,700
5.25%, 01/15/2024(c)	135,000	114,075
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 4.63%, 06/01/2023(c)	200,000	202,000
5.75%, 03/15/2023(c)	420,000	441,000
		1,218,775

Specialized Consumer Services–0.83%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	992,000	1,041,600

Specialized Finance–5.90%

Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	840,000	863,100
5.50%, 02/15/2022	1,093,000	1,161,312

	Principal Amount	Value

Specialized Finance–(continued)

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	$1,500,000	$1,537,500
5.00%, 08/01/2023	415,000	424,338
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	1,022,000	1,039,885
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/2022	205,000	223,386
Sr. Unsec. Notes, 8.25%, 12/15/2020	1,127,000	1,326,338
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/2024(c)	830,000	859,050
		7,434,909

Specialized REIT’s–0.44%

GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	535,000	559,075

Specialty Chemicals–2.30%

GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(c)	630,000	701,662
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(c)	726,000	773,190
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	940,000	961,150
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(c)	448,000	467,600
		2,903,602

Steel–1.66%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 08/05/2020	745,000	778,525
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2024	1,031,000	1,069,663
United States Steel Corp., Sr. Sec. First Lien Notes, 8.38%, 07/01/2021(c)	236,000	244,260
		2,092,448

Technology Hardware, Storage & Peripherals–0.37%

Western Digital Corp., Sr. Sec. Gtd. Notes, 7.38%, 04/01/2023(c)	445,000	464,886

Trading Companies & Distributors–2.01%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/2022(c)	448,000	418,880
6.38%, 04/01/2024(c)	650,000	627,250

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Trading Companies & Distributors–(continued)

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/2019	$420,000	$426,825
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	469,000	462,551
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/2023	581,000	602,788
		2,538,294

Trucking–0.69%

OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/2023(c)	857,000	869,855

Wireless Telecommunication Services–6.97%

Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(c)	1,376,000	1,401,800
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 05/15/2022(c)	430,000	442,094
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(c)	225,000	196,313
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/2023(c)	800,000	708,000
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022	995,000	1,004,950
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/2018(c)	660,000	702,900
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	351,000	372,937
6.84%, 04/28/2023	443,000	471,795
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	1,660,000	1,751,300
6.63%, 04/01/2023	405,000	430,312
Sr. Unsec. Gtd. Notes, 6.00%, 04/15/2024	180,000	188,100
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(c)	500,000	476,250
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/2020(c)	435,000	428,475
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(c)	200,000	206,500
		8,781,726
Total U.S. Dollar Denominated Bonds and Notes (Cost $161,991,566)		162,127,766

	Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–4.05%(f)

Auto Parts & Equipment–0.14%

Alliance Automotive Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 6.25%, 12/01/2021(c)	EUR 150,000	$179,148

Cable & Satellite–0.16%

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 4.88%, 01/15/2027(c)	GBP 150,000	206,651

Casinos & Gaming–0.30%

Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/2019(c)	GBP 159,091	240,212
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/2018(c)	GBP 94,286	141,136
		381,348

Diversified Support Services–0.42%

AA Bond Co. Ltd. (United Kingdom), Sec. Second Lien Notes, 5.50%, 07/31/2022(c)	GBP 200,000	285,687
La Financière Atalian S.A. (France), Sr. Unsec. Gtd. Bonds, 7.25%, 01/15/2020(c)	EUR 200,000	239,093
		524,780

Food Retail–0.19%

Labeyrie Fine Foods S.A.S. (France), Sr. Sec. Gtd. First Lien Notes, 5.63%, 03/15/2021(c)	EUR 200,000	234,414

Health Care Services–0.29%

Synlab Bondco PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.25%, 07/01/2022(c)	EUR 195,000	229,422
Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Euro Bonds, 8.25%, 07/01/2023(c)	EUR 115,000	131,781
		361,203

Hotels, Resorts & Cruise Lines–0.56%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/2021(c)	EUR 278,000	315,555
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/2017	GBP 255,000	391,508
		707,063

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

	Principal Amount	Value

Industrial Machinery–0.28%

SIG Combibloc Holdings S.C.A. (Luxembourg), Sr. Sec. Gtd. Bonds, 7.75%, 02/15/2023(c)	EUR 100,000	$119,439
REGS, Sr. Sec. Euro Bonds, 7.75%, 02/15/2023(c)	EUR 200,000	238,879
		358,318

IT Consulting & Other Services–0.09%

Interxion Holding N.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 6.00%, 07/15/2020(c)	EUR 100,000	117,352

Leisure Facilities–0.41%

Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Bonds, 5.75%, 05/15/2021(c)	EUR 250,000	287,351
REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(c)	EUR 200,000	227,872
		515,223

Movies & Entertainment–0.73%

Entertainment One Ltd. (Canada), Sr. Sec. Gtd. First Lien Bonds, 6.88%, 12/15/2022(c)	GBP 420,000	643,297
Odeon & UCI Finco PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/2018(c)	GBP 182,000	274,078
		917,375

Packaged Foods & Meats–0.48%

Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/2021(c)	GBP 400,000	598,965
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $5,146,337)		5,101,840

	Shares

Common Stocks & Other Equity Interests–0.59%

Automobile Manufacturers–0.59%

General Motors Co. (g)	15,905	497,508
General Motors Co. -Wts. expiring 07/10/16(g)(h)	6,555	138,901
General Motors Co. -Wts. expiring 07/10/19(g)(h)	6,555	86,329
Motors Liquidation Co. GUC Trust	1,673	19,240
Total Common Stocks & Other Equity Interests (Cost $861,046)		741,978

	Shares	Value

Money Market Funds–3.41%

Liquid Assets Portfolio –Institutional Class, 0.44% (i)	2,151,097	$2,151,097
Premier Portfolio –Institutional Class, 0.39% (i)	2,151,097	2,151,097
Total Money Market Funds (Cost $4,302,194)		4,302,194
TOTAL INVESTMENTS–136.67% (Cost $172,301,143)		172,273,778
OTHER ASSETS LESS LIABILITIES–1.05%		1,325,736
BORROWINGS–(37.72)%		(47,550,000)
NET ASSETS–100.00%		$126,049,514

Investment Abbreviations:

EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $79,915,088, which represented 63.40% of the Trust’s Net Assets.

(d)	Acquired as part of the Sino-Forest Corp. reorganization.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2016 was $411,650, which represented less than 1% of the Trust’s Net Assets.

(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(g)	Acquired as part of the General Motors reorganization.

(h)	Non-income producing security.

(i)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

                                 Invesco High Income Trust II

A.	Security Valuations – (Continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Directors. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of

                                 Invesco High Income Trust II

E.	Foreign Currency Translations – (Continued)

dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

                                 Invesco High Income Trust II

The following is a summary of the tiered valuation input levels, as of May 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,044,172	$—	$—	$5,044,172
Corporate Debt Securities	—	162,127,466	300	162,127,766
Foreign Debt Securities	—	5,101,840	—	5,101,840
	5,044,172	167,229,306	300	172,273,778
Forward Foreign Currency Contracts*	—	(79,286)	—	(79,286)
Total Investments	$5,044,172	$167,150,020	$300	$172,194,492
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/10/2016	CIBC World Markets Corp.	EUR	351,876	USD	397,905	$391,630	$6,275
06/10/2016	Citigroup Global Markets Inc.	GBP	2,299,439	USD	3,261,639	3,330,658	(69,019)
06/10/2016	Citigroup Global Markets Inc.	USD	492,579	GBP	346,400	501,748	9,169
06/10/2016	Deutsche Bank Securities Inc.	EUR	103,269	USD	116,942	114,936	2,006
06/10/2016	Deutsche Bank Securities Inc.	USD	93,562	EUR	82,000	91,264	(2,298)
06/10/2016	Deutsche Bank Securities Inc.	USD	587,291	GBP	412,146	596,979	9,688
06/10/2016	Goldman Sachs International	EUR	2,291,726	USD	2,521,086	2,550,639	(29,553)
06/10/2016	Goldman Sachs International	USD	317,173	EUR	279,987	311,619	(5,554)
Total Open Forward Foreign Currency Contracts—Currency Risk							$(79,286)

Currency Abbreviations:

EUR — Euro	GBP — British Pound Sterling	USD — U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2016 was $41,972,223 and $41,500,105, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,642,322
Aggregate unrealized (depreciation) of investment securities	(5,322,047)
Net unrealized appreciation (depreciation) of investment securities	$(679,725)
Cost of investments for tax purposes is $172,953,503.

                                 Invesco High Income Trust II

Item 2.	Controls and Procedures.

(a)	As of May 25, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 25, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco High Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.